SCHEDULE OF FUTURE MINIMUM PAYMENT FOR LONG-TERM LOANS (Details) ¥ in Thousands	Mar. 31, 2026 JPY (¥)
Debt Disclosure [Abstract]
2027	¥ 4,905,968
2028	6,935,967
2029	3,022,148
2030	165,193
2031	98,089
Thereafter	415,418
Total	¥ 15,542,783